Activity and structure of Inter & Co, Inc. and its subsidiaries	12 Months Ended
Dec. 31, 2025
Activity and structure of Inter and its subsidiaries [Abstract]
Activity and structure of Inter & Co, Inc. and its subsidiaries	Activity and structure of Inter & Co, Inc. and its subsidiaries
Inter&Co, Inc. ("Inter&Co", "Inter Group", or "Company") is the holding company controlling Inter Group, which is incorporated in the Cayman Islands, as an exempted limited liability company and registered as a foreign private issuer with the U.S. Securities and Exchange Commission ("SEC") and the Brazilian Securities and Exchange Commission (CVM).
Inter&Co’s Class A common shares are publicly traded on Nasdaq under the ticker "INTR," while depositary receipts backed by these shares (Level II BDRs) are publicly traded at B3 - Brasil, Bolsa e Balcão under the ticker "INBR32."
As of December 31, 2025, its significant operating subsidiaries were:
◦Inter Holding Financeira S.A.: A direct subsidiary domiciled in Brazil, whose main activity is holding 100% of the share capital of Banco Inter S.A. (Banco Inter).
◦Inter Marketplace Intermediação de Negócios e Serviços Ltda.: A direct subsidiary domiciled in Brazil, responsible for operating the Group’s marketplace platform, connecting customers to a wide range of third-party non-financial products and services. Its main products include e-commerce marketplace, gift cards, mobile phone services through Inter Cel (a Mobile Virtual Network Operator – MVNO), airline ticket sales, among others.
◦Inter US Holding Inc.: A direct subsidiary domiciled in the United States, which oversees the Group’s North American operations.
Inter&Co and all its subsidiaries are collectively referred to as the "Group" or "Inter," reflecting the integrated operations of this financial conglomerate.
Operating as a digital platform for individuals and businesses, Inter provides a range of integrated financial services and solutions seamlessly conducted through the SuperApp, such as: credit cards, checking accounts, investments, insurance, mortgage loans, payroll loans, business loans, and a marketplace for non-financial services, among others. The operations are seamlessly conducted through the SuperApp, offering customers a unified digital experience to manage their finances and daily activities.